Share Incentive Plan - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Aug. 01, 2020 Employee shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Aug. 24, 2018 shares	Oct. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥		¥ 768	¥ 29,748	¥ 2,970
Unrecognized share-based compensation expenses | ¥		¥ 471
Two Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	80,000	0
Shares vested upon grant	80,000
Number of employees | Employee	2
Compensation expense | ¥			¥ 27,898
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted		0	0	0
2017 Share Incentive Plan | Additional Ordinary Share
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant					345,503	483,846
Common Stock, Capital Shares Reserved for Future Issuance					829,349